RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONSIn the normal course of operations, Brookfield Infrastructure entered into the transactions below with related parties. The immediate parent of Brookfield Infrastructure is our partnership. The ultimate parent of Brookfield Infrastructure is Brookfield. Other related parties of Brookfield Infrastructure represent its subsidiary and operating entities.
Throughout the year, the General Partner, in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged at cost to our partnership in accordance with our limited partnership agreement. Director fees of $1 million were incurred during the year ended December 31, 2020 (2019: $1 million, 2018: $1 million).
Since inception, Brookfield Infrastructure has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Provider”), which are wholly-owned subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. The Base Management Fee was $302 million for the year ended December 31, 2020 (2019: $270 million, 2018: $214 million). As of December 31, 2020, $89 million was outstanding as payable to the Service Provider (December 31, 2019: $76 million).
For purposes of calculating the Base Management Fee, the market value of our partnership is equal to the aggregate value of all the outstanding units of our partnership (assuming full conversion of Brookfield’s Redeemable Partnership Units in the Holding LP into units of our partnership), preferred units and securities of the other Service Recipients (as defined in Brookfield Infrastructure’s Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities.
As of December 31, 2020, Brookfield Infrastructure had a receivable balance of $21 million from subsidiaries of Brookfield (December 31, 2019: $21 million) and loans payable of $82 million to subsidiaries of Brookfield (December 31, 2019: $99 million). The loans are payable in full between 2021 and 2026 with interest rates ranging from 1.7% to 8.5% per annum.
Brookfield Infrastructure, from time to time, will place deposits with, or receive deposits from, Brookfield. As at December 31, 2020, our net deposit from Brookfield was $545 million (December 31, 2019: net deposit with Brookfield of less than $1 million) and Brookfield Infrastructure incurred interest expense of $1 million for the year ended December 31, 2020 (2019: $4 million, 2018: $nil). Deposits bear interest at market rates.
Brookfield Infrastructure has entered into a $500 million revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. As of December 31, 2020, there were $nil (December 31, 2019: $nil) borrowings outstanding.
On November 30, 2020, Brookfield Infrastructure completed the transfer of our entitlement to investments in Brookfield Infrastructure Debt Fund II to Brookfield at fair value. Prior to the transfer, our partnership received approximately $65 million from Brookfield for financial assets funded by our partnership on behalf of the fund. Gains of $nil were recognized on transfer.
Brookfield Infrastructure’s subsidiaries provide heating, cooling, and connection services in the normal course of operations on market terms to subsidiaries and associates of Brookfield Property Partners L.P. In addition, our subsidiaries lease office space and obtain construction, consulting and engineering services in the normal course of operations on market terms from subsidiaries and associates of Brookfield Property Partners L.P. For the year ended December 31, 2020, revenues of $9 million were generated (2019: $33 million, 2018: $16 million) and expenses of $1 million were incurred (2019: $15 million, 2018: $5 million). In addition, subsidiaries of Brookfield Infrastructure reported lease assets and liabilities with Brookfield Property Partners L.P. of $12 million (December 31, 2019: $11 million).
Brookfield Infrastructure’s U.K. port operation provides port marine services on market terms to a subsidiary of Brookfield Business Partners L.P. For the year ended December 31, 2020, $3 million of revenues were generated (2019: $4 million, 2018: $4 million).
Brookfield Infrastructure’s subsidiaries purchase electricity from, and distribute electricity on behalf of, a subsidiary of Brookfield Renewable Partners L.P. in the normal course of operations on market terms. For the year ended December 31, 2020, revenues of $nil were generated (2019: $3 million, 2018: $1 million) and expenses of $1 million were incurred (2019: $52 million, 2018: $11 million)